Leases - Schedule of Lease Cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Leases [Abstract]
Operating lease cost	$ 19,732
Short-term lease cost	1,167
Variable lease cost	4,954
Finance lease cost
Amortization of right-of-use assets	1,253
Interest on lease liabilities	221
Total finance lease cost	$ 1,474